Cover	May 22, 2026
Capital Unit [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 22, 2026
Entity File Number	1-1183
Entity Registrant Name	PepsiCo, Inc.
Entity Central Index Key	0000077476
Entity Tax Identification Number	13-1584302
Entity Incorporation, State or Country Code	NC
Entity Address, Address Line One	700 Anderson Hill Road
Entity Address, City or Town	Purchase
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10577
City Area Code	914
Local Phone Number	253-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Commonstockparvalue 123centspershare [Member]
Capital Unit [Line Items]
Title of 12(b) Security	Common Stock, par value 1-2/3 cents per share
Trading Symbol	PEP
Security Exchange Name	NASDAQ
Zero Point Seven Five Percent Notes Due 2027 [Member]
Capital Unit [Line Items]
Title of 12(b) Security	0.750% Senior Notes due 2027
Trading Symbol	PEP27
Security Exchange Name	NASDAQ
Zero Point Eight Seven Five Percent Notes Due 2028 [Member]
Capital Unit [Line Items]
Title of 12(b) Security	0.875% Senior Notes due 2028
Trading Symbol	PEP28
Security Exchange Name	NASDAQ
Zero Point Five Percent Notes Due 2028 [Member]
Capital Unit [Line Items]
Title of 12(b) Security	0.500% Senior Notes due 2028
Trading Symbol	PEP28A
Security Exchange Name	NASDAQ
Floating Rate Notes Due 2028 [Member]
Capital Unit [Line Items]
Title of 12(b) Security	Floating Rate Notes due 2028
Trading Symbol	PEP28B
Security Exchange Name	NASDAQ
Three Point Two Percent Notes Due 2029 [Member]
Capital Unit [Line Items]
Title of 12(b) Security	3.200% Senior Notes due 2029
Trading Symbol	PEP29
Security Exchange Name	NASDAQ
One Point One Two Five Percent Notes Due 2031 [Member]
Capital Unit [Line Items]
Title of 12(b) Security	1.125% Senior Notes due 2031
Trading Symbol	PEP31
Security Exchange Name	NASDAQ
Zero Point Four Percent Notes Due 2032 [Member]
Capital Unit [Line Items]
Title of 12(b) Security	0.400% Senior Notes due 2032
Trading Symbol	PEP32
Security Exchange Name	NASDAQ
Zero Point Seven Five Percent Notes Due 2033 [Member]
Capital Unit [Line Items]
Title of 12(b) Security	0.750% Senior Notes due 2033
Trading Symbol	PEP33
Security Exchange Name	NASDAQ
Three Point Five Five Percent Notes Due 2034 [Member]
Capital Unit [Line Items]
Title of 12(b) Security	3.550% Senior Notes due 2034
Trading Symbol	PEP34
Security Exchange Name	NASDAQ
Three Point Three Zero Zero Percent Notes Due 2034 [Member]
Capital Unit [Line Items]
Title of 12(b) Security	3.300% Senior Notes due 2034
Trading Symbol	PEP34A
Security Exchange Name	NASDAQ
Three Point Four Five Zero Percent Notes Due 2037 [Member]
Capital Unit [Line Items]
Title of 12(b) Security	3.450% Senior Notes due 2037
Trading Symbol	PEP37
Security Exchange Name	NASDAQ
Three Point Seven Zero Zero Percent Notes Due 2038 [Member]
Capital Unit [Line Items]
Title of 12(b) Security	3.700% Senior Notes due 2038
Trading Symbol	PEP38
Security Exchange Name	NASDAQ
Zero Point Eight Seven Five Notes Due 2039 [Member]
Capital Unit [Line Items]
Title of 12(b) Security	0.875% Senior Notes due 2039
Trading Symbol	PEP39
Security Exchange Name	NASDAQ
Four Point One Five Zero Percent Notes Due 2047 [Member]
Capital Unit [Line Items]
Title of 12(b) Security	4.150% Senior Notes due 2047
Trading Symbol	PEP47
Security Exchange Name	NASDAQ
One Point Zero Five Percent Notes Due 2050 [Member]
Capital Unit [Line Items]
Title of 12(b) Security	1.050% Senior Notes due 2050
Trading Symbol	PEP50
Security Exchange Name	NASDAQ
Four Point Zero Five Zero Percent Notes Due 2055 [Member]
Capital Unit [Line Items]
Title of 12(b) Security	4.050% Senior Notes due 2055
Trading Symbol	PEP55
Security Exchange Name	NASDAQ